Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments and risk management
Schedule of classification of financial instruments as well as their carrying amounts

	December 31, 2025
	Amortized cost	FVOCI	Total
	$	$	$
Financial assets
Cash	246,653	—	246,653
Investments	38,944,289	2,748,997	41,693,286
Financial assets[1]	39,190,942	2,748,997	41,939,939
Non-current	2,000,329	2,748,997	4,749,326

Financial liabilities
Accounts payable and accrued liabilities	591,878	—	591,878
Total	591,878	—	591,878

	December 31, 2024
	Amortized cost	FVOCI	Total
	$	$	$
Financial assets
Cash	1,359,406	—	1,359,406
Investments	87,335	—	87,335
Financial assets[1]	1,446,741	—	1,446,741

Financial liabilities
Accounts payable and accrued liabilities	473,254	—	473,254
Loan payable	46,352	—	46,352
Total	519,606	—	519,606
Non-current	46,352	—	46,352

[1] Excludes taxes receivable, as these amounts do not represent a contractual right to receive cash or another financial asset.

Schedule of valuation techniques and the inputs used

Valuation technique	Key inputs	Relationship and sensitivity of unobservable inputs to fair value
1) Vertical Growth Equity Inc.
Discounted cash flow method	The Company uses future cash flows estimated using the interest rate on the instrument, discounted at a discount rate based on the investee company’s risk premiums.	A change in this discount rate applied would not have a significant impact on the value of the investment since the remaining maturity as at year-end is only 5 months.
2) Greybox Solutions Inc. [1]
Adjusted market method

In this approach, the Company used the fair value of the most recent financing round which was conducted at arm’s length. Management used this price to determine the value of the investee Company (inclusive of all classes of shares) and, based on a pro-rata share, calculated the price of the Company’s investment. Management then, based on judgment, applied a discount using judgment due to the non-voting characteristic of the investment.

Significant judgment was involved in determining the pro-rata value of the class of shares acquired. Additionally, had management applied a higher/lower discount of 10% the investment value would have decreased/increased by $70,000.

3) Krown Technologies, Inc.
Adjusted income approach

In this approach, the Company used the investee value determined using projected cash flows and applied a 35% discount based on judgment. The discount was set as such considering recent financial performance and the absence of recent rounds of financing.

A higher/lower discount of 15% would have resulted in a decrease/increase in fair value by approximately $90,000.

[1] Based on the terms of the investments, management assessed the initial fair value of the securities at $700,000 based on previous financing rounds conducted at arm’s length. However, since fair value is based on unobservable entity-specific inputs, the initial valuation was restricted to the transaction price determined to be $350,000, resulting in a deferred amount of $350,000, of which $59,760 is still deferred as of December 31, 2025. Management policy is to recognize in profit or loss the difference between the fair value at initial recognition and the transaction price based on subsequent financing rounds.